15. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%
Net operating loss carry forwards	$ 1,934,431
NOL beginning expiration date	Dec. 31, 2033